LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
LONG-TERM INVESTMENTS
Schedule of long-term investments

	2017
						Share of other
	Percentage of	Beginning	Additions	Share of net		comprehensive
	ownership	balance	(deductions)	profit (loss)	Dividend	income	Ending balance
Long-term investments in associated companies:
Tiphone[a]	24.00	1,488	—	80	(28)	(1)	1,539
Indonusa[b]	20.00	221	—	—	—	—	221
Teltranet[c]	51.00	38	—	(20)	—	—	18
PT Integrasi Logistic Cipta Solusi ("ILCS")[d]	49.00	42	—	1	—	—	43
PT Graha Sakura Nusantara ("GSN")[e]	45.00	—	14	0	—	—	14
Others[g]	25.00 - 49.00	—	4	(0)	—	(0)	4
Sub-total		1,789	18	61	(28)	(1)	1,839
Other long-term investments		58	251	—	—	0	309
Total long-term investments		1,847	269	61	(28)	(1)	2,148

The details of long-term investments as of December 31, 2018 are as follows:

			Adjustment
			on initial					Share of other
	Percentage of	Beginning	application of	Additions	Changes of	Share of net		comprehensive
	ownership	balance	IFRS 9	(deductions)	fair value-net	profit (loss)	Dividend	income	Ending balance
Long-term investments in associated companies:
Tiphone[a]	24.00	1,539	—	—	—	87	(9)	(15)	1,602
Indonusa[b]	20.00	221	—	—	—	(11)	—	—	210
Teltranet[c]	51.00	18	—	—	—	(19)	—	1	0
ILCS[d]	49.00	43	—	—	—	1	0	0	44
GSN[e]	45.00	14	—	—	—	0	—	—	14
Others[f]	25.00-32.00	4	—	84	—	(5)	0	0	83
Sub-total		1,839	—	84	—	53	(9)	(14)	1,953
Other long-term Investments		309	69	253	78	—	—	—	709
Total long-term Invesment		2,148	69	337	78	53	(9)	(14)	2,662

[a]

Tiphone was established on June 25, 2008 as PT Tiphone Mobile Indonesia Tbk. Tiphone is engaged in the telecommunication equipment business, such as celullar phone including spare parts, accessories, pulse reload vouchers, repair service and content provider through its subsidiaries. On September 18, 2014, the Company through PINS acquired 25% ownership in Tiphone for Rp1,395 billion.

As of December 31, 2017 and 2018, the fair value of the investment amounted to Rp1,755 billion and Rp1,649 billion, respectively. The fair value was calculated by multiplying the number of shares by the published price quotation as of December 31, 2017 and 2018  amounting to Rp1,000 and Rp940 per share, respectively.

Reconciliation of financial information to the carrying amount of long-term investment in Tiphone as of December 31, 2017 and 2018 is as follows:

	2017	2018
Assets	9,078	8,507
Liabilities	(5,362)	(4,528)
Net assets	3,716	3,979
Group’s proportionate share of net assets (24.00% in 2017 and 2018)	892	955
Goodwill	647	647
Carrying amount of long-term investment	1,539	1,602

[b]

Indonusa had been a subsidiary of the Company until 2013 when the Company disposed 80% of its interest in Indonusa. On May 14, 2014, based on the Circular Resolution of the Stockholders of Indonusa as covered by notarial deed No. 57 dated April 23, 2014 of FX Budi Santoso Isbandi, S.H., which was approved by the MoLHR in its Letter No. AHU-02078.40.20.2014 dated April 29, 2014, Indonusa’s stockholders approved an increase in its issued and fully paid capital by Rp80 billion. The Company waived its right to own the new shares issued and transferred it to Metra, as the result, Metra’s ownership in Indonusa increased to 4.33% and the Company’s ownership become 15.67%.

[c]

Investment in Teltranet is accounted for under the equity method, which covered by an agreement between Metra and Telstra Holding Singapore Pte. Ltd. dated August 29, 2014. Teltranet is engaged in communication system services. Metra does not have control to determine the financial and operating policies of Teltranet. The unrecognized share of losses in Teltranet for the year ended December 31, 2018 are Rp11 billion.

[d]	ILCS is engaged in providing E-trade logistic services and other related services.
[e]	On August 31, 2017, NSI and third party established GSN which engaged in real estate, residential and apartment marketing business.
[f]	The unrecognized share of losses in other investments cumulatively as of December 31, 2018 are Rp263 billion.

Schedule of summarized financial information of the Group’s investments accounted for under the equity method

Summarized financial information of the Group’s investments accounted for under the equity method for 2017:

	Tiphone	Indonusa	Teltranet	ILCS	GSN	Others
Statements of financial position
Current assets	8,084	307	174	145	1	190
Non-current assets	994	415	101	32	185	606
Current liabilities	(2,107)	(877)	(149)	(87)	(27)	(724)
Non-current liabilities	(3,255)	(177)	(90)	(2)	(129)	(1,882)
Equity (deficit)	3,716	(332)	36	88	30	(1,810)
Statements of profit or loss and other comprehensive income
Revenues	27,914	692	209	122	—	106
Operating expenses	(27,217)	(333)	(255)	(116)	(0)	(287)
Other expenses - net	(246)	(364)	(5)	(4)	—	(19)
Profit (loss) before tax	451	(5)	(51)	2	0	(200)
Income tax benefit (expense)	(116)	—	13	1	—	—
Profit (loss) for the year	335	(5)	(38)	3	0	(200)
Other comprehensive income (loss)	(3)	—	(0)	(0)	—	—
Total comprehensive income (loss) for the year	332	(5)	(38)	3	0	(200)

Summarized financial information of the Group’s investments accounted for under the equity method for 2018:

	Tiphone	Indonusa	Teltranet	ILCS	GSN	Others
Statements of financial position
Current assets	7,615	449	269	132	15	223
Non-current assets	892	310	116	47	169	644
Current liabilities	(1,466)	(572)	(269)	(87)	(1)	(687)
Non-current liabilities	(3,062)	(297)	(138)	(2)	(152)	(1,883)
Equity (deficit)	3,979	(110)	(22)	90	31	(1,703)
Statements of profit or loss and other comprehensive income
Revenues	29,228	824	206	164	5	117
Operating expenses	(28,337)	(583)	(264)	(162)	(5)	(279)
Other income (expenses) including finance costs - net	(391)	(39)	(13)	1	0	(43)
Profit (loss) before tax	500	202	(71)	3	0	(205)
Income tax benefit (expense)	(138)	(55)	12	(1)	—	(1)
Profit (loss) for the year	362	147	(59)	2	0	(206)
Other comprehensive income (loss)	(63)	(2)	1	—	—	—
Total comprehensive income (loss) for the year	299	145	(58)	2	0	(206)

Tiphone
LONG-TERM INVESTMENTS
Schedule of reconciliation of financial information to the carrying amount of long-term investment in Tiphone

	2017	2018
Assets	9,078	8,507
Liabilities	(5,362)	(4,528)
Net assets	3,716	3,979
Group’s proportionate share of net assets (24.00% in 2017 and 2018)	892	955
Goodwill	647	647
Carrying amount of long-term investment	1,539	1,602